Consolidated Statements of Changes In Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Comprehensive Income / (Loss) [Member]	Accumulated Incomes / (Losses) [Member]	NonControlling Interest [Member]	Total
Balance at Mar. 31, 2017	$ 10,900	$ 557,100	$ 6,566	$ (234,862)		$ 339,704
Balance, shares at Mar. 31, 2017	109,000,000
Restatement adjustment			430	(9,486)		(9,056)
Balance at Apr. 02, 2017	$ 10,900	557,100	6,996	(244,348)		330,648
Balance, shares at Apr. 02, 2017	109,000,000
Balance at Mar. 31, 2017	$ 10,900	557,100	6,566	(234,862)		339,704
Balance, shares at Mar. 31, 2017	109,000,000
Net loss						(371,612)
Foreign currency translation adjustment						(33,741)
Balance at Mar. 31, 2018	$ 11,209	1,328,041	(26,761)	(613,294)	(2,612)	696,583
Balance, shares at Mar. 31, 2018	112,085,000
Balance at Apr. 02, 2017	$ 10,900	557,100	6,996	(244,348)		330,648
Balance, shares at Apr. 02, 2017	109,000,000
Acquisition of subsidiary					38	38
Shares issued in private placement at $0.25 per share	$ 309	770,941				771,250
Shares issued in private placement at $0.25 per share, shares	3,085,000
Net loss				(368,946)	(2,666)	(371,612)
Foreign currency translation adjustment			(33,757)		16	(33,741)
Balance at Mar. 31, 2018	$ 11,209	1,328,041	(26,761)	(613,294)	(2,612)	696,583
Balance, shares at Mar. 31, 2018	112,085,000
Net loss				(170,583)	(14,252)	(184,835)
Foreign currency translation adjustment			(32,083)		569	(31,514)
Balance at Dec. 31, 2018	$ 11,209	1,328,041	(58,844)	(783,877)	(16,295)	480,234
Balance, shares at Dec. 31, 2018	112,085,000
Balance at Mar. 31, 2018	$ 11,209	1,328,041	(26,761)	(613,294)	(2,612)	696,583
Balance, shares at Mar. 31, 2018	112,085,000
Net loss				(487,723)	(14,613)	(502,336)
Foreign currency translation adjustment			(25,640)		659	(24,981)
Balance at Mar. 31, 2019	$ 11,209	1,328,041	(52,401)	(1,101,017)	(16,566)	169,266
Balance, shares at Mar. 31, 2019	112,085,000
Balance at Dec. 31, 2018	$ 11,209	1,328,041	(58,844)	(783,877)	(16,295)	480,234
Balance, shares at Dec. 31, 2018	112,085,000
Net loss				(317,140)	(361)	(317,501)
Foreign currency translation adjustment			6,443		90	6,533
Balance at Mar. 31, 2019	$ 11,209	1,328,041	(52,401)	(1,101,017)	(16,566)	169,266
Balance, shares at Mar. 31, 2019	112,085,000
Net loss				(501,124)	(864)	(501,988)
Foreign currency translation adjustment			(9,869)		109	(9,760)
Balance at Dec. 31, 2019	$ 11,209	$ 1,328,041	$ (62,270)	$ (1,602,141)	$ (17,321)	$ (342,482)
Balance, shares at Dec. 31, 2019	112,085,000